General and Administration Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
General And Administrative Expense [Abstract]
Salaries and benefits	$ 18,371	$ 19,761
Share-based compensation	3,295	6,082
Professional fees	13,974	15,696
Office and other expenses	10,010	9,809
Depreciation	1,032	1,242
Total general and administration	$ 46,682	$ 52,590